MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND*
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) GLOBAL GROWTH FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                    MFS(R) INTERNATIONAL STRATEGIC VALUE FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) LIMITED MATURITY FUND*
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND*
                           MFS(R) MID CAP VALUE FUND*
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND*
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND*
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND*
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND*
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND*
                           VERTEXSM INTERNATIONAL FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

  Supplement to the Current Statement of Additional Information ("SAI") Part II

Effective immediately, the last sentence of the fourth paragraph and the fifth and sixth paragraphs under the caption "Determination of Net Asset Value - Other Funds" in Part II of the Funds' Statement of Additional Information are replaced in their entirety by the following:

         The Funds value their portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, the Funds use the most recent closing market prices where available from the markets on which they principally trade, unless the most recent closing market prices, in the Funds' judgment, do not represent current market values of these securities. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the Funds' valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the Funds determine net asset value, and therefore the Funds may adjust closing market prices of foreign securities to reflect what they believe to be the fair value of the securities as of the Funds' valuation time.

         All investments and assets are expressed in U.S. dollars based upon current currency exchange rates.


                The date of this Supplement is November 17, 2003.

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.